SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warrant Instruments (Details)	Dec. 31, 2025 shares
Warrant Instruments
Number of warrants outstanding	14,712,778
Public Warrants
Warrant Instruments
Number of warrants outstanding	7,666,667
Private Placement Warrants
Warrant Instruments
Number of warrants outstanding	7,046,111